FAIR VALUE MEASUREMENTS (Tables) - Notable Labs Inc [Member]	9 Months Ended
Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF FAIR VALUE ON RECURRING BASIC ASSETS AND LIABILITIES

The following table sets forth the Company’s financial liabilities that are measured at fair value on a recurring basis by level with the fair value hierarchy (in thousands):

	As of September 30, 2023
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
SAFE notes	$—	$—	$9,077	$9,077
Preferred stock warrant liability	$—	$—	$231	$231

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Preferred stock warrant liability	$—	$—	$5,113	$5,113

SCHEDULE OF ESTIMATING THE FAIR VALUE OF THE WARRANTS
Risk Free interest rate	4.6%
Expected life (years)	8.75
Expected volatility	95.0%
Annual dividend yield	0%

SCHEDULE OF FAIR VALUE OF PREFERRED STOCK WARRANT LIABILITY

The following is a summary of the Company’s SAFE warrant liability and SAFE notes activity for the nine months ended September 30, 2023:

	Redeemable convertible preferred stock warrant liability	SAFE notes
Balance as of December 31, 2022	$5,113	$—
Fair value of SAFE notes at issuance	—	6,354
Change in fair value	(4,882)	2,723
Balance as of September 30, 2023	$231	$9,077